Financial Instruments at Fair Value Through Profit or Loss - Outstanding Forward Exchange Contracts Not Designated for Hedge (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Forward exchange contracts [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Currency		NT$/EUR
Maturity Period		March 2024
Contract Amount | €					€ 4.0
Forward exchange contracts [Member] | Taiwan, New Dollars
Disclosure of detailed information about financial instruments [Line Items]
Currency	NT$/USD
Maturity Period	January 2025
Contract Amount	$ 46	$ 145
Forward exchange contracts [Member] | USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Contract Amount				$ 1
Forward exchange contracts one [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Currency	NT$/EUR
Maturity Period	March 2025
Contract Amount | €			€ 0.3
Forward exchange contracts one [Member] | Taiwan, New Dollars
Disclosure of detailed information about financial instruments [Line Items]
Contract Amount	$ 10